INVENTORIES	3 Months Ended
Mar. 31, 2026
Inventories
INVENTORIES

NOTE 4 - INVENTORIES:

	March 31,	December 31,
	2026	2025

Raw materials	$118	$117
Finished goods	2,189	610
Inventory in transit	40	636
Smart cart parts	3,189	2,528
	$5,536	$3,891

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE MONTHS ENDED MARCH 31, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)